Research and Development incentives receivables	12 Months Ended
Dec. 31, 2022
Research and Development incentives receivables
Research and Development incentives receivables

16. Research and Development incentives receivables

The table below illustrates the R&D incentives receivables related captions in the balance sheet at December 31, 2022, 2021 and 2020:

	December 31,
	2022	2021	2020

	(Euro, in thousands)
Non-current R&D incentives receivables	€119,941	€127,186	€111,624
Current R&D incentives receivables	26,126	16,827	24,104
Total R&D incentives receivables	€146,067	€144,013	€135,728

The R&D incentives receivables are future expected refunds or tax deductions resulting from R&D incentives on research and development expenses in France and Belgium. Non-current R&D incentives receivables are reported at their net present value and are therefore discounted over the period until maturity date.

The table below provides detailed information on the maturity of the non-current R&D incentives receivables reported in our statement of financial position at December 31, 2022.

Non-current R&D incentives receivables

	December 31, 2022 Maturity date
	2024	2025	2026	2027	2028-2032	Total

	(Euro, in thousands)

French non-current R&D incentives receivables - discounted value	€11,713	11,495	11,207	—	—	€34,415

Belgian non-current R&D incentives receivables - discounted value	16,805	18,604	19,443	13,908	16,767	85,526

Total non-current R&D incentives receivables - discounted value	€28,518	€30,099	30,650	13,908	16,767	€119,941